AuguStar Variable Insurance Products Fund, Inc.

July 14, 2025
Supplement to the Prospectus dated May 1, 2025
and the
Statement of Additional Information dated May 1, 2025

* * * * *

This supplement provides new and additional information with respect to the following portfolios beyond that contained in the Prospectus, dated May 1, 2025, and the Statement of Additional Information, dated May 1, 2025, and should be read in conjunction with those documents.

Portfolios Affected:

•         AVIP Bond Portfolio

•         AVIP BlackRock Balanced Allocation Portfolio (Fixed Income Portion)

•         AVIP Moderately Conservative Model Portfolio

•         AVIP Balanced Model Portfolio

•         AVIP Moderate Growth Model Portfolio

•         AVIP Growth Model Portfolio

•         AVIP Constellation Dynamic Risk Balanced Portfolio

•         AVIP Constellation Managed Risk Balanced Portfolio

•         AVIP Constellation Managed Risk Moderate Growth Portfolio

•         AVIP Constellation Managed Risk Growth Portfolio

(each a “Portfolio” and collectively, the “Portfolios”)

Portfolio Management Update

Effective on or about June 2, 2025, Mark W. Kehoe was added as a portfolio manager of the Portfolios. Accordingly, the following changes are made to the Portfolios’ prospectuses:

The section entitled “Fund Management” under the heading “Management of the Portfolios” is supplemented to include the following:

Mark W. Kehoe serves as co-portfolio manager for the AVIP Bond Portfolio, AVIP BlackRock Balanced Allocation Portfolio (Fixed Income Portion), AVIP Moderately Conservative Model Portfolio, AVIP Balanced Model Portfolio, AVIP Moderate Growth Model Portfolio, AVIP Growth Model Portfolio, AVIP Constellation Dynamic Risk Balanced Portfolio, AVIP Constellation Managed Risk Balanced Portfolio, AVIP Constellation Managed Risk Moderate Growth Portfolio, and AVIP Constellation Managed Risk Growth Portfolio. Mr. Kehoe has been a portfolio manager for each portfolio since June 2, 2025. Prior to joining the Adviser, Mr. Kehoe was a portfolio manager at MacKayShields, a New York Life Investments Company where he served from 2019 to 2025. Mr. Kehoe was also previously a Senior Credit Research Analyst at Goldman Sachs & Co. LLC from 2008 to 2019. Mr. Kehoe began his career at Credit Suisse First Boston in London, building a foundation as an equity research analyst and later at Merrill Lynch in New York. He is an honors economics graduate of the University of Dublin, Trinity College, earned an MBA from the Columbia University School of Business, and is a Chartered Financial Analyst (CFA) charterholder.

As noted in the Statement of Additional Information, dated May 1, 2025, effective April 1, 2025, Gary Rodmaker no longer serves as a co-portfolio manager of the Portfolios. Accordingly, all references to Mr. Rodmaker in the Prospectus and Statement of Additional Information are hereby removed.

The Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.